SCHEDULE H, LINE 4I-SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	93-0572810
Plan number	003
Participant loan, current value	$ 44,156,323
Total current value	$ 1,205,498,256
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate (as a percent)	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate (as a percent)	10.25%
Lithia Motors, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 32,214,409
Investment, Identifier [Axis]: American Balanced Fund CL R6 | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	40,750,341
Investment, Identifier [Axis]: Columbia Small Cap Vl Fd Instl 3 | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	4,952,830
Investment, Identifier [Axis]: DFA US Vector Eqty Prtl Instl | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	18,046,471
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	123,269,066
Investment, Identifier [Axis]: Fidelity Government Cash Reserve | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	647
Investment, Identifier [Axis]: Fidelity Intrntnl Indx Instl | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	47,829,946
Investment, Identifier [Axis]: Fidelity Large Cap Grth Indx | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	72,825,566
Investment, Identifier [Axis]: Fidelity Mid CP Growth INDX | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	15,228,047
Investment, Identifier [Axis]: Fidelity Small Cap Index | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	9,848,103
Investment, Identifier [Axis]: Fidelity US Bond Index | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	11,608,783
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2025 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	42,952,704
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2030 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	73,207,882
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2035 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	79,567,997
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2040 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	84,012,454
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2045 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	92,513,910
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2050 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	94,839,492
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2055 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	86,881,185
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2060 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	94,877,181
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB 2065 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	14,119,277
Investment, Identifier [Axis]: JP Morgan Smart Retirement PB Income | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	32,023,697
Investment, Identifier [Axis]: Janus Henderson Flexible BD | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	20,383,725
Investment, Identifier [Axis]: John Hancock Disciplined | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	3,489,117
Investment, Identifier [Axis]: PIMCO Income Fund INSTL | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	9,914,973
Investment, Identifier [Axis]: Stable Value Fund Class R1 | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	26,921,356
Investment, Identifier [Axis]: State Street Russell Sml/Mid | Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	18,802,812
Investment, Identifier [Axis]: Vanguard Emerging Mkts Instl | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 10,259,962